FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of Sensitivity Tests Relating to Changes in Market Factors
The Company operates in an international environment and is exposed to foreign exchange risk resulting from the exposure to different currencies, mainly NIS and EURO. Foreign exchange risks arise from recognized assets and liabilities denominated in a foreign currency other than the functional currency.

	December 31,
	2015	2016	2017

Sensitivity test to changes in NIS and EURO exchange rates
Gain (loss) from change:
5% increase in exchange rate	$361	$11	$346
5% decrease in exchange rate	$(361)	$(11)	$(346)